Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Property, Plant and Equipment [Line Items]
Loss contingency liability	$ 0.0	$ 0.0
Accrued interest or penalties related to uncertain tax positions	0.0	0.0
Uncertain tax positions	0.0	$ 0.0
Deferred offering costs	$ 0.8
Stock options
Property, Plant and Equipment [Line Items]
Dividend yield	0.00%	0.00%